Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheet - Parent Company [Member] - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	¥ 1	¥ 2
Prepaid expenses and other current assets	25,924	25,109
Inter-company receivable	444,934	79,393
Non-current assets
Investment in subsidiaries	(43,653)	(18,929)
Total assets	427,206	85,575
Current liabilities
Inter-company payable	2,886	35,634
Due to related parties	23,728	313
Other payables and accrued liabilities	32,794	5,539
Total liabilities	59,408	41,486
Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2023 and As of March 31, 2024, respectively
Ordinary shares, par value US$0.0001; Authorized:990,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and 392,113,953 shares as of March 31, 2024	278	9
Additional paid-in capital	573,615	216,504
Accumulated deficit	(208,828)	(175,893)
Accumulated other comprehensive income	2,733	3,469
Total shareholders’ equity	367,798	44,089
Total liabilities and shareholders’ equity	¥ 427,206	¥ 85,575